CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
REVENUES
Service	$ 704,489	$ 554,458	$ 1,988,584	$ 948,561
Tenant	25,565	29,365	93,398	93,954
Product Sales	80,326	9,494	122,452	34,861
Total revenues	810,380	593,317	2,204,434	1,077,376
COSTS AND EXPENSES
Cost of service revenues	477,287	416,838	1,393,445	673,926
Cost of goods sold	77,252	28,144	112,649	67,786
Selling, general and administrative	488,543	406,711	1,300,051	1,027,394
Share-based expense	872,217	863,709	1,974,191	4,967,799
Professional fees	95,520	70,594	276,706	321,091
Depreciation and amortization	97,988	54,160	292,329	130,038
Total costs and expenses	2,108,807	1,840,156	5,349,371	7,188,034
OPERATING LOSS	(1,298,427)	(1,246,839)	(3,144,937)	(6,110,658)
OTHER EXPENSE (INCOME)
Amortization of debt discount and deferred financing costs	111,837	285,090	327,455	661,915
Interest expense	5,276,550	166,306	5,381,125	314,011
Loss on extinguishment of debt	1,728,280		2,086,280
Net loss (gain) on derivative liability	6,032,000		6,032,000	(210,634)
Total other expense (income), net	13,148,667	451,396	13,826,860	765,292
NET LOSS	$ (14,447,094)	$ (1,698,235)	$ (16,971,797)	$ (6,875,950)
PER SHARE DATA – Basic and diluted
Net loss per share (in Dollars per share)	$ (0.93)	$ (0.12)	$ (1.11)	$ (0.50)
Weighted average number of common shares outstanding (in Shares)	15,495,421	14,399,029	15,270,968	13,847,561